Retirement Benefits - Components of Accumulated Other Comprehensive Loss to be Recognized over Next Fiscal Year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories valued under the LIFO method	$ 194.8	$ 231.4
Inventory write-offs	$ 38.6